Financial and capital risks management (Credit risk) (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) kWh	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financial and capital risks management [line items]
Minimum monthly consumption of electricity of retail customer | kWh	2,000
Loss allowance recognized	¥ 103,625	¥ 172,711	¥ 74,557
Current trade receivables	43,877,997	¥ 38,215,715
Allowance account for credit losses of financial assets	133,000
Credit risk [member]
Financial and capital risks management [line items]
Current trade receivables	3,088,000
Ruyi Pakistan Energy [member]
Financial and capital risks management [line items]
Loss allowance recognized	¥ 330
Government of Pakistan [member]
Financial and capital risks management [line items]
Risk of default	0.03%
CPPA-G [member]
Financial and capital risks management [line items]
ECLs relating to the finance lease receivables recognised during the year	¥ 150